16 Borrowings (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Foreign currency [member] | SACE [member]
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Nov-2018
Initial amount of the transaction		R$ 295,125
Outstanding amount	[1]	R$ 236,100
Maturity	[1]	Nov-2028
Charges (% per year)	[1]	Us dollar exchange variation + semianual Libor + 0.90
Borrowings		R$ 1,228,285	R$ 1,073,526
Foreign currency [member] | SACE [member]
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Dec-2019
Initial amount of the transaction		R$ 150,000
Outstanding amount	[1]	R$ 135,000
Maturity	[1]	Dec-2029
Charges (% per year)	[1]	Us dollar exchange variation + semianual Libor + 0.90
Borrowings		R$ 702,027	605,448
Foreign currency [member] | MONFORTE [member]
Disclosure of detailed information about borrowings [line items]
Issue date	[2]	Apr-2019
Initial amount of the transaction		R$ 72,345
Outstanding amount	[2]	R$ 57,811
Maturity	[2]	Apr-2026
Charges (% per year)	[2]	Us dollar exchange variation + semianual Libor + 1.00
Borrowings		R$ 300,434	273,693
Foreign currency [member] | ING [member]
Disclosure of detailed information about borrowings [line items]
Issue date	[3]	Jan-2020
Initial amount of the transaction		R$ 100,000
Outstanding amount	[3]	R$ 100,000
Maturity	[3]	Jan-2025
Charges (% per year)	[3]	Us dollar exchange variation + semianual Libor + 1.65
Borrowings		R$ 524,454
Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction		617,470
Outstanding amount		528,911
Borrowings		R$ 2,755,200	R$ 1,952,667

[1]	Credit facility contracted by the subsidiary Braskem Netherlands B.V. with guarantee from SACE, an Italian export credit agency.
[2]	Credit facility contracted by Braskem S.A. with a term of 7 years. To consummate this facility, certain assets of the Company's plants were pledged to the financial institution in amount higher than financing.
[3]	Credit facility contracted by the subsidiary Braskem Netherlands B.V. with a term of 5 years.